Fair Value of Financial Instruments - Contingent Consideration Liability Level 3 Activity (Details) - Revelyst Business - Contingent Consideration Liability - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 3,556	$ 20,274
Increase in fair value		5,855
Payments made	(750)	(22,573)
Ending balance	$ 2,806	$ 3,556